UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5445

Name of Registrant:	Vanguard Fenway Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1:	Schedule of Investments

Vanguard Equity Income Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)

Common Stocks (96.9%)

Consumer Discretionary (8.7%)
Gannett Co., Inc.	651,900	36,461
Jones Apparel Group, Inc.	890,700	28,315
Mattel, Inc.	1,668,210	27,542
Family Dollar Stores, Inc.	1,101,100	26,900
Ford Motor Co.	3,707,268	25,691
^ General Motors Corp.	856,800	25,524
Leggett & Platt, Inc.	1,014,300	25,337
New York Times Co. Class A	905,800	22,228
Gentex Corp.	1,547,001	21,658
^ Tribune Co.	631,820	20,490
Newell Rubbermaid, Inc.	776,700	20,062
International Game Technology	453,897	17,221
^ Regal Entertainment Group Class A	748,800	15,216
Dow Jones & Co., Inc.	395,400	13,843
Belo Corp. Class A	754,100	11,764
Limited Brands, Inc.	442,112	11,314
McDonald's Corp.	311,600	10,470
Eastman Kodak Co.	415,024	9,869
Brunswick Corp.	247,400	8,226

		378,131

Consumer Staples (11.8%)
Altria Group, Inc.	871,455	63,991
Kimberly-Clark Corp.	943,775	58,231
Colgate-Palmolive Co.	719,000	43,068
Kellogg Co.	805,310	39,001
General Mills, Inc.	689,473	35,618
PepsiCo, Inc.	561,500	33,712
Avon Products, Inc.	924,600	28,663
Kraft Foods Inc.	926,997	28,644
Sysco Corp.	920,800	28,140
The Coca-Cola Co.	643,505	27,684
ConAgra Foods, Inc.	1,198,900	26,508
Campbell Soup Co.	601,100	22,307
Diageo PLC ADR	301,850	20,390
Anheuser-Busch Cos., Inc.	299,000	13,631
Sara Lee Corp.	818,470	13,112
H.J. Heinz Co.	294,100	12,123
The Procter & Gamble Co.	167,220	9,297
J.M. Smucker Co.	149,400	6,678
The Clorox Co.	60,897	3,713

		514,511

Energy (6.5%)
ExxonMobil Corp.	1,798,305	110,326
ConocoPhillips Co.	1,370,400	89,802
Chevron Corp.	610,400	37,881
Royal Dutch Shell PLC ADR Class B	289,877	20,254
Royal Dutch Shell PLC ADR Class A	212,500	14,233
BP PLC ADR	85,158	5,928
Kinder Morgan, Inc.	55,750	5,569

		283,993

Financials (30.6%)
Bank of America Corp.	3,188,638	153,373
Citigroup, Inc.	2,320,966	111,963
SunTrust Banks, Inc.	930,100	70,929
Wells Fargo & Co.	1,027,165	68,902
Merrill Lynch & Co., Inc.	838,523	58,328
JPMorgan Chase & Co.	1,242,009	52,164
The Chubb Corp.	924,200	46,118
Wachovia Corp.	848,824	45,904
The Allstate Corp.	818,800	44,813
PNC Financial Services Group	588,782	41,315
U.S. Bancorp	1,259,179	38,883
Host Marriott Corp. REIT	1,654,800	36,190
UBS AG	322,000	35,323
National City Corp.	847,800	30,682
ACE Ltd.	574,200	29,049
Cincinnati Financial Corp.	606,843	28,528
New York Community Bancorp, Inc.	1,669,300	27,560
Mellon Financial Corp.	769,600	26,497
Freddie Mac	463,100	26,401
MBIA, Inc.	444,235	26,010
Fifth Third Bancorp	698,000	25,791
State Street Corp.	438,114	25,450
Washington Mutual, Inc.	522,265	23,805
Arthur J. Gallagher & Co.	828,339	20,990
Comerica, Inc.	350,200	18,207
Countrywide Financial Corp.	449,900	17,132
Regency Centers Corp. REIT	275,200	17,104
Fannie Mae	313,900	15,099
Marsh & McLennan Cos., Inc.	543,100	14,604
The Bank of New York Co., Inc.	417,900	13,456
BB&T Corp.	311,800	12,968
First Horizon National Corp.	322,100	12,948
Huntington Bancshares Inc.	538,500	12,698
Popular, Inc.	661,000	12,691
Northern Trust Corp.	225,900	12,492
Fidelity National Financial, Inc.	309,940	12,072
City National Corp.	176,800	11,508
Astoria Financial Corp.	338,250	10,300
Synovus Financial Corp.	353,000	9,453
Zions Bancorp	105,300	8,207
KKR Financial Corp. REIT	297,900	6,199
Nationwide Financial Services, Inc.	139,100	6,132
Morgan Stanley	90,100	5,695
FirstMerit Corp.	248,000	5,193
Mercury General Corp.	72,200	4,070
TCF Financial Corp.	109,895	2,907
^ Fidelity National Title Group, Inc. Class A	54,239	1,067

		1,337,170

Health Care (9.0%)
Wyeth	1,700,598	75,524
Abbott Laboratories	1,417,770	61,829
Pfizer Inc.	2,428,880	57,006
Baxter International, Inc.	964,400	35,451
Bristol-Myers Squibb Co.	1,361,632	35,212
Merck & Co., Inc.	816,814	29,757
Eli Lilly & Co.	538,049	29,738
AstraZeneca Group PLC ADR	491,300	29,390
Johnson & Johnson	470,805	28,211
GlaxoSmithKline PLC ADR	228,393	12,744

		394,862

Industrials (7.5%)
General Electric Co.	2,415,972	79,630
Caterpillar, Inc.	674,300	50,222
Pitney Bowes, Inc.	1,040,335	42,966
United Parcel Service, Inc.	388,300	31,969
Goodrich Corp.	617,700	24,887
R.R. Donnelley & Sons Co.	541,900	17,314
Deere & Co.	204,500	17,074
Honeywell International Inc.	401,762	16,191
3M Co.	198,400	16,025
American Standard Cos., Inc.	280,200	12,124
Avery Dennison Corp.	141,500	8,216
The Boeing Co.	77,732	6,367
Masco Corp.	203,800	6,041

		329,026

Information Technology (1.0%)
Automatic Data Processing, Inc.	628,100	28,484
Paychex, Inc.	299,400	11,671
Intel Corp.	264,900	5,020

		45,175

Materials (7.3%)
Dow Chemical Co.	1,502,945	58,660
Alcoa Inc.	1,384,100	44,789
E.I. du Pont de Nemours & Co.	988,727	41,131
International Paper Co.	1,108,120	35,792
Air Products & Chemicals, Inc.	500,700	32,005
PPG Industries, Inc.	457,400	30,188
Weyerhaeuser Co.	421,200	26,220
Bowater Inc.	1,132,484	25,764
Valspar Corp.	467,600	12,349
Freeport-McMoRan Copper & Gold, Inc. Class B	124,200	6,882
Temple-Inland Inc.	120,400	5,162

		318,942

Telecommunication Services (5.9%)
AT&T Inc.	4,624,353	128,973
Verizon Communications Inc.	1,567,657	52,501
BellSouth Corp.	962,106	34,828
Sprint Nextel Corp.	1,251,900	25,025
Vodafone Group PLC ADR	550,500	11,726
Embarq Corp.	62,595	2,566

		255,619

Utilities (7.3%)
FPL Group, Inc.	1,262,566	52,245
Dominion Resources, Inc.	694,985	51,978
Exelon Corp.	646,500	36,741
PPL Corp.	726,300	23,459
TXU Corp.	387,700	23,181
SCANA Corp.	563,400	21,736
Puget Energy, Inc.	950,100	20,408
Southern Co.	624,400	20,012
Consolidated Edison Inc.	414,800	18,434
Northeast Utilities	618,300	12,780
Duke Energy Corp.	416,634	12,237
Pinnacle West Capital Corp.	250,200	9,986
Entergy Corp.	113,200	8,009
NiSource, Inc.	299,500	6,541

		317,747

Exchange-Traded Fund (1.3%)
1 Vanguard Value ETF	963,400	57,977

Total Common Stocks
(Cost $3,527,121)	4,233,153

Temporary Cash Investments (3.4%)

Money Market Fund (2.3%)

2 Vanguard Market Liquidity Fund, 5.136%	100,277,300	100,277

	Face Amount ($000)

Repurchase Agreement (0.9%)

Goldman Sachs & Co.
5.280%, 7/3/06
(Dated 6/30/06, Repurchase Value $37,416,000,
collateralized by Federal National Mortgage Assn., 3.500%-5.500%
7/01/10-7/01/35)	37,400	37,400

U.S. Agency Obligation (0.2%)

[3] Federal Home Loan Bank
[4] 4.871%, 7/7/06	2,000	1,999
[4] 5.382%, 9/29/06	4,500	4,443
[3] Federal National Mortgage Assn
[4] 4.847%, 7/5/06	4,500	4,499

	10,941

Total Temporary Cash Investments
(Cost $148,616)	148,618

Total Investments (100.3%)
(Cost $3,675,737)	4,381,771

Other Assets and Liabilities - Net (-0.3%)	(12,508)

Net Assets (100%)	4,369,263

^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $10,941,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2006, the cost of investment securities for tax purposes was $3,675,737,000. Net unrealized appreciation of investment securities for tax purposes was $706,034,000, consisting of unrealized gains of $787,824,000 on securities that had risen in value since their purchase and $81,790,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	248	79,323	142
S&P 500 E-mini	34	2,175	49

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Growth Equity Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)

Common Stocks (98.4%)

Consumer Discretionary (16.0%)
* Starbucks Corp.	341,910	12,911
International Game Technology	335,510	12,729
Starwood Hotels & Resorts Worldwide, Inc.	206,500	12,460
* Coach, Inc.	392,730	11,743
* Comcast Corp. Class A	312,380	10,227
* Las Vegas Sands Corp.	127,850	9,954
Best Buy Co., Inc.	176,420	9,675
Omnicom Group Inc.	101,140	9,011
Yum! Brands, Inc.	162,040	8,146
* Scientific Games Corp.	217,000	7,730
Toyota Motor Corp. ADR	71,580	7,487
Nordstrom, Inc.	154,100	5,625
Station Casinos, Inc.	81,260	5,532

		123,230

Consumer Staples (7.0%)
PepsiCo, Inc.	385,210	23,128
Archer-Daniels-Midland Co.	378,700	15,633
Whole Foods Market, Inc.	151,110	9,768
Fomento Economico Mexicano, SA de CV ADR	62,660	5,246

		53,775

Energy (3.5%)
CONSOL Energy, Inc.	231,150	10,799
* National Oilwell Varco Inc.	127,420	8,068
Valero Energy Corp.	117,450	7,813

		26,680

Financials (9.3%)
The Goldman Sachs Group, Inc.	73,750	11,094
UBS AG	94,880	10,408
The Chicago Mercantile Exchange	20,740	10,186
Charles Schwab Corp.	631,350	10,089
T. Rowe Price Group Inc.	229,060	8,661
The Chubb Corp.	164,630	8,215
Wells Fargo & Co.	108,880	7,304
* CB Richard Ellis Group, Inc.	241,560	6,015

		71,972

Health Care (17.4%)
* Gilead Sciences, Inc.	264,390	15,641
AstraZeneca Group PLC ADR	210,380	12,585
* Genentech, Inc.	150,440	12,306
* Celgene Corp.	236,110	11,199
Roche Holding AG ADR	132,170	10,977
Pfizer Inc.	380,730	8,936
* Express Scripts Inc.	117,460	8,427
* Thermo Electron Corp.	231,880	8,403
Allergan, Inc.	76,210	8,174
Novartis AG ADR	128,810	6,945
Quest Diagnostics, Inc.	104,720	6,275
Shire Pharmaceuticals Group PLC ADR	126,130	5,579
* DaVita, Inc.	110,350	5,484
* Intuitive Surgical, Inc.	35,440	4,181
* Covance, Inc.	65,340	4,000
* ResMed Inc.	75,620	3,550
* Henry Schein, Inc.	36,430	1,702

		134,364

Industrials (13.4%)
General Electric Co.	928,140	30,591
Rockwell Automation, Inc.	171,830	12,373
The Boeing Co.	137,620	11,272
Textron, Inc.	106,720	9,837
Caterpillar, Inc.	125,800	9,370
FedEx Corp.	65,900	7,701
Burlington Northern Santa Fe Corp.	80,310	6,365
Joy Global Inc.	110,125	5,736
C.H. Robinson Worldwide Inc.	105,870	5,643
* Wesco International, Inc.	63,410	4,375

		103,263

Information Technology (27.2%)
* Google Inc.	57,700	24,195
* Cisco Systems, Inc.	1,052,710	20,559
QUALCOMM Inc.	475,200	19,041
Applied Materials, Inc.	1,045,070	17,014
Intel Corp.	824,060	15,616
* Apple Computer, Inc.	257,590	14,714
* Corning, Inc.	544,150	13,163
Hewlett-Packard Co.	395,840	12,540
* Broadcom Corp.	360,380	10,829
* Micron Technology, Inc.	703,830	10,600
* Yahoo! Inc.	216,298	7,138
* Red Hat, Inc.	281,390	6,585
Global Payments Inc.	130,200	6,321
* Akamai Technologies, Inc.	164,150	5,941
* Citrix Systems, Inc.	144,280	5,791
* JDS Uniphase Corp.	2,272,170	5,749
* salesforce.com, Inc.	193,970	5,171
* Sun Microsystems, Inc.	1,163,880	4,830
* MEMC Electronic Materials, Inc.	116,520	4,370

		210,167

Materials (3.5%)
Monsanto Co.	116,070	9,772
BHP Billiton Ltd. ADR	223,060	9,607
Ecolab, Inc.	173,470	7,039
* Cemex SA de CV ADR	6,350	362

		26,780

Telecommunication Services (1.1%)
* NII Holdings Inc.	159,400	8,987

Total Common Stocks
(Cost $680,628)		759,218

Temporary Cash Investments (2.0%)

1 Vanguard Market Liquidity Fund, 5.136%
(Cost $15,484)	15,483,890	15,484

Total Investments (100.4%)
(Cost $696,112)		774,702

Other Assets and Liabilities - Net (-0.4%)		(3,440)

Net Assets (100%)		771,262

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR	- American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At June 30, 2006, the cost of investment securities for tax purposes was $696,112,000. Net unrealized appreciation of investment securities for tax purposes was $78,590,000, consisting of unrealized gains of $99,147,000 on securities that had risen in value since their purchase and $20,557,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)

Common Stocks (90.1%)

Consumer Discretionary (14.7%)
* Bed Bath & Beyond, Inc.	1,036,900	34,394
Sony Corp. ADR	724,800	31,920
* Kohl's Corp.	486,200	28,744
The Walt Disney Co.	787,900	23,637
* Univision Communications Inc.	700,000	23,450
TJX Cos., Inc.	893,025	20,415
* DIRECTV Group, Inc.	1,120,725	18,492
* Comcast Corp. Class A	540,000	17,680
Best Buy Co., Inc.	274,900	15,076
Whirlpool Corp.	160,000	13,224
Mattel, Inc.	765,200	12,633
Target Corp.	177,650	8,682
Nordstrom, Inc.	237,400	8,665
Eastman Kodak Co.	300,000	7,134
Yum! Brands, Inc.	134,600	6,766
Time Warner, Inc.	353,250	6,111
News Corp., Class A	180,000	3,452
* IAC/InterActiveCorp	108,250	2,868
Lowe's Cos., Inc.	46,400	2,815
* Expedia, Inc.	108,250	1,621

		287,779

Consumer Staples (1.0%)
Avon Products, Inc.	280,000	8,680
Costco Wholesale Corp.	100,000	5,713
Bunge Ltd.	100,000	5,025

		19,418

Energy (4.7%)
Schlumberger Ltd.	530,900	34,567
EOG Resources, Inc.	200,000	13,868
Murphy Oil Corp.	167,000	9,329
* Cameron International Corp.	180,000	8,599
Chevron Corp.	93,818	5,822
EnCana Corp.	104,900	5,522
* National Oilwell Varco Inc.	80,000	5,066
GlobalSantaFe Corp.	70,000	4,042
* Transocean Inc.	48,425	3,889
Pioneer Natural Resources Co.	32,900	1,527

		92,231

Financials (6.6%)
* Berkshire Hathaway Inc. Class B	8,400	25,561
The Bank of New York Co., Inc.	649,800	20,924
Marsh & McLennan Cos., Inc.	760,475	20,449
The Chubb Corp.	353,950	17,662
Fannie Mae	220,000	10,582
American International Group, Inc.	149,725	8,841
MBIA, Inc.	117,425	6,875
The St. Paul Travelers, Cos. Inc.	150,000	6,687
Fifth Third Bancorp	176,800	6,533
Washington Mutual, Inc.	100,000	4,558

		128,672

Health Care (21.6%)
Eli Lilly & Co.	1,185,000	65,495
Novartis AG ADR	1,042,700	56,222
Medtronic, Inc.	1,106,100	51,898
* Sepracor Inc.	780,400	44,592
GlaxoSmithKline PLC ADR	790,000	44,082
Roche Holdings AG	245,000	40,347
Pfizer Inc.	1,704,550	40,006
* Boston Scientific Corp.	2,009,991	33,848
* Biogen Idec Inc.	528,425	24,482
* Waters Corp.	280,000	12,432
* Amgen, Inc.	123,900	8,082
* Genzyme Corp.	9,100	556

		422,042

Industrials (8.6%)
Southwest Airlines Co.	2,515,825	41,184
Avery Dennison Corp.	540,000	31,352
Union Pacific Corp.	200,000	18,592
FedEx Corp.	127,975	14,955
Fluor Corp.	155,000	14,404
3M Co.	163,000	13,166
* McDermott International, Inc.	200,000	9,094
Burlington Northern Santa Fe Corp.	100,000	7,925
Canadian National Railway Co.	160,000	7,000
General Electric Co.	150,000	4,944
Caterpillar, Inc.	60,950	4,539

		167,155

Information Technology (24.9%)
* Intuit, Inc.	844,800	51,017
* ASML Holding (New York)	2,062,400	41,702
Texas Instruments, Inc.	1,256,900	38,072
* Oracle Corp.	2,500,600	36,234
* Corning, Inc.	1,481,700	35,842
Microsoft Corp.	1,274,500	29,696
Intel Corp.	1,403,500	26,596
* Symantec Corp.	1,536,900	23,883
* Yahoo! Inc.	639,000	21,087
* EMC Corp.	1,683,600	18,469
Applied Materials, Inc.	1,050,100	17,096
LM Ericsson Telephone Co. ADR Class B	510,000	16,850
* eBay Inc.	545,500	15,978
* Nortel Networks Corp.	6,757,500	15,137
* Agilent Technologies, Inc.	455,000	14,360
Motorola, Inc.	540,000	10,881
* Research In Motion Ltd.	154,300	10,766
* Comverse Technology, Inc.	497,525	9,836
Paychex, Inc.	240,000	9,355
Accenture Ltd.	309,100	8,754
QUALCOMM Inc.	206,800	8,286
First Data Corp.	180,000	8,107
* Google Inc.	18,000	7,548
* Micron Technology, Inc.	350,000	5,271
KLA-Tencor Corp.	100,000	4,157

		484,980

Materials (7.2%)
Praxair, Inc.	326,975	17,657
Inco Ltd.	255,675	16,849
Weyerhaeuser Co.	266,600	16,596
Potash Corp. of Saskatchewan, Inc.	191,100	16,429
Monsanto Co.	177,675	14,958
Alcoa Inc.	342,300	11,077
Dow Chemical Co.	277,225	10,820
Newmont Mining Corp. (Holding Co.)	200,000	10,586
Vulcan Materials Co.	132,000	10,296
Phelps Dodge Corp.	104,000	8,545
MeadWestvaco Corp.	270,000	7,541

		141,354

Telecommunication Services (0.8%)
Sprint Nextel Corp.	697,950	13,952
* Embarq Corp.	34,897	1,430

		15,382

Total Common Stocks
(Cost $1,644,092)		1,759,013

Temporary Cash Investment (9.8%)

1 Vanguard Market Liquidity Fund, 5.136%
(Cost $192,278)	192,277,750	192,278

Total Investments (99.9%)
(Cost $1,836,370)		1,951,291

Other Assets and Liabilities—Net (0.1%)		1,015

Net Assets (100%)		1,952,306

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR	- American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At June 30, 2006 the cost of investment securities for tax purposes was $1,836,370,000. Net unrealized appreciation of investment securities for tax purposes was $114,921,000, consisting of unrealized gains of $184,060,000 on securities that had risen in value since their purchase and $69,139,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

VANGUARD FENWAY FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.